Finance expense (Tables)	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Disclosure of detailed information about finance expense [Table Text Block]
	Year ended December 31,
	2018	2017
	$	$
		Note 4 (a)
Interest charges on Red Kite loan and associated withholding taxes (note 16)	(9,987)	(17,160)
Accretion charges on asset retirement provisions	(429)	(650)
Other	(321)	-
Total	(10,737)	(17,810)